Cost of Sales by Nature - Selling and Administrative Expenses, by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Wages and employee benefits expenses	$ 287	$ 271
Information technology	60	46
Publicity and marketing	16	15
Other	77	70
Selling, general and administrative expense	$ 440	$ 402